Related Parties (Details) - Schedule of related party - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) - Schedule of related party [Line Items]
Total Due from related parties	$ 18	$ 36
Due to [Member]
Related Parties (Details) - Schedule of related party [Line Items]
Total Due from related parties	3	27
Due to One [Member]
Related Parties (Details) - Schedule of related party [Line Items]
Total Due from related parties	11	14
Due to Two [Member]
Related Parties (Details) - Schedule of related party [Line Items]
Total Due from related parties	1	(5)
Due to Three [Member]
Related Parties (Details) - Schedule of related party [Line Items]
Total Due from related parties	$ 3